Quarterly Holdings Report
for
Fidelity® Climate Action Fund
February 28, 2026
CLA-NPRT3-0426
1.9901893.104
Common Stocks - 98.0%
	Shares	Value ($)
AUSTRALIA - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Lynas Rare Earths Ltd (b)	10,002	132,569
CANADA - 0.6%
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Cameco Corp (United States)	2,593	307,011
CHINA - 2.7%
Consumer Discretionary - 0.7%
Automobiles - 0.7%
BYD Co Ltd A Shares (China)	24,600	320,386
Industrials - 2.0%
Electrical Equipment - 1.3%
Sungrow Power Supply Co Ltd A Shares (China)	29,360	618,606
Machinery - 0.7%
UBTech Robotics Corp Ltd H Shares (b)	14,134	219,506
Zhejiang Sanhua Intelligent Controls Co Ltd A Shares (China)	17,000	126,938
		346,444
TOTAL INDUSTRIALS		965,050
TOTAL CHINA		1,285,436
DENMARK - 1.1%
Industrials - 1.1%
Air Freight & Logistics - 0.2%
DSV A/S	464	120,006
Electrical Equipment - 0.9%
Vestas Wind Systems A/S	16,140	412,608
TOTAL DENMARK		532,614
FRANCE - 0.6%
Health Care - 0.6%
Health Care Equipment & Supplies - 0.6%
EssilorLuxottica SA	1,145	303,067
GERMANY - 1.2%
Health Care - 0.5%
Biotechnology - 0.5%
BioNTech SE ADR (b)	2,280	251,324
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
Infineon Technologies AG	3,836	206,741
Materials - 0.3%
Chemicals - 0.3%
Wacker Chemie AG	1,258	120,105
TOTAL GERMANY		578,170
HONG KONG - 0.7%
Industrials - 0.7%
Machinery - 0.7%
Techtronic Industries Co Ltd	21,319	345,276
ISRAEL - 0.4%
Utilities - 0.4%
Independent Power and Renewable Electricity Producers - 0.4%
Energix-Renewable Energies Ltd	4,834	30,862
Enlight Renewable Energy Ltd (b)	2,012	137,769

TOTAL ISRAEL		168,631
ITALY - 0.7%
Industrials - 0.7%
Electrical Equipment - 0.7%
Prysmian SpA	2,784	335,335
JAPAN - 0.7%
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
Allegro MicroSystems Inc (b)	9,575	349,200
KOREA (SOUTH) - 1.6%
Information Technology - 1.6%
Semiconductors & Semiconductor Equipment - 1.6%
SK Hynix Inc	1,025	755,184
NETHERLANDS - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
NXP Semiconductors NV	426	96,706
SOUTH AFRICA - 0.5%
Utilities - 0.5%
Independent Power and Renewable Electricity Producers - 0.5%
Scatec ASA (b)(c)(d)	19,072	245,914
UNITED KINGDOM - 0.8%
Industrials - 0.8%
Electrical Equipment - 0.4%
Ceres Power Holdings PLC (b)	46,716	188,870
Professional Services - 0.4%
RELX PLC	6,111	213,478
TOTAL UNITED KINGDOM		402,348
UNITED STATES - 85.9%
Communication Services - 7.0%
Interactive Media & Services - 7.0%
Alphabet Inc Class A	10,827	3,375,426
Consumer Discretionary - 10.1%
Automobiles - 3.3%
Rivian Automotive Inc Class A (b)	10,164	155,814
Tesla Inc (b)	3,485	1,402,747
		1,558,561
Broadline Retail - 2.3%
Amazon.com Inc (b)	3,828	803,880
Etsy Inc (b)	5,736	314,792
		1,118,672
Hotels, Restaurants & Leisure - 0.3%
Starbucks Corp	1,575	154,382
Household Durables - 1.1%
TopBuild Corp (b)	1,224	548,719
Leisure Products - 0.2%
YETI Holdings Inc (b)	2,407	105,210
Specialty Retail - 2.9%
Lowe's Cos Inc	3,227	853,768
Williams-Sonoma Inc	2,393	492,120
		1,345,888
TOTAL CONSUMER DISCRETIONARY		4,831,432
Consumer Staples - 0.9%
Personal Care Products - 0.9%
Kenvue Inc	22,301	426,395
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Centrus Energy Corp Class A (b)	503	101,903
Financials - 7.7%
Capital Markets - 4.6%
Intercontinental Exchange Inc	1,830	300,358
MarketAxess Holdings Inc	1,299	249,408
Moody's Corp	1,266	604,629
Morgan Stanley	5,646	940,115
MSCI Inc	202	115,510
		2,210,020
Consumer Finance - 1.4%
American Express Co	1,032	318,785
Capital One Financial Corp	1,850	361,934
		680,719
Financial Services - 1.2%
Visa Inc Class A	1,756	562,166
Insurance - 0.5%
Marsh & McLennan Cos Inc	1,235	230,624
TOTAL FINANCIALS		3,683,529
Health Care - 13.2%
Biotechnology - 2.0%
Gilead Sciences Inc	6,430	957,749
Health Care Equipment & Supplies - 0.5%
Intuitive Surgical Inc (b)	487	245,208
Health Care Providers & Services - 1.8%
Cencora Inc	948	352,789
Elevance Health Inc	1,098	351,360
Privia Health Group Inc (b)	5,819	138,201
		842,350
Life Sciences Tools & Services - 4.0%
Agilent Technologies Inc	2,298	278,931
Bruker Corp	5,746	230,472
Danaher Corp	1,695	357,035
Mettler-Toledo International Inc (b)	176	240,537
Repligen Corp (b)	1,583	203,780
Thermo Fisher Scientific Inc	1,195	622,727
		1,933,482
Pharmaceuticals - 4.9%
Haleon PLC	125,323	687,890
Johnson & Johnson	3,350	832,241
Ligand Pharmaceuticals Inc (b)	805	159,639
Roche Holding AG non-voting shares	1,383	658,172
		2,337,942
TOTAL HEALTH CARE		6,316,731
Industrials - 14.1%
Building Products - 1.2%
Trane Technologies PLC	1,249	577,438
Commercial Services & Supplies - 1.9%
Clean Harbors Inc (b)	2,203	645,920
Veralto Corp	2,711	264,132
		910,052
Construction & Engineering - 1.5%
Fluor Corp (b)	4,690	245,334
Quanta Services Inc	872	491,006
		736,340
Electrical Equipment - 2.9%
Acuity Inc	1,344	405,337
Eaton Corp PLC	970	364,642
Nextpower Inc Class A (b)	5,733	602,539
		1,372,518
Industrial Conglomerates - 0.6%
3M Co	1,835	303,361
Machinery - 4.2%
Deere & Co	1,636	1,030,206
Flowserve Corp	4,388	388,426
Ingersoll Rand Inc	4,328	407,438
Proto Labs Inc (b)	3,004	186,488
		2,012,558
Professional Services - 1.8%
KBR Inc	5,521	233,152
UL Solutions Inc Class A	4,638	389,453
Verisk Analytics Inc	1,081	224,383
		846,988
TOTAL INDUSTRIALS		6,759,255
Information Technology - 31.1%
Communications Equipment - 3.9%
Ciena Corp (b)	1,930	672,991
Lumentum Holdings Inc (b)	1,048	734,554
Motorola Solutions Inc	980	472,614
		1,880,159
Electronic Equipment, Instruments & Components - 3.8%
Amphenol Corp Class A	3,766	550,062
Flex Ltd (b)	3,983	251,009
Keysight Technologies Inc (b)	3,094	950,879
Mirion Technologies Inc Class A (b)	2,813	60,789
		1,812,739
IT Services - 1.2%
IBM Corporation	2,364	567,856
Semiconductors & Semiconductor Equipment - 10.7%
Aehr Test Systems (b)	2,071	77,518
Applied Materials Inc	1,488	553,982
First Solar Inc (b)	2,640	520,608
MACOM Technology Solutions Holdings Inc (b)	2,032	504,180
Monolithic Power Systems Inc	226	258,259
NVIDIA Corp	16,352	2,897,412
QUALCOMM Inc	2,069	294,543
		5,106,502
Software - 6.4%
Microsoft Corp	4,509	1,770,865
Palo Alto Networks Inc (b)	2,705	402,829
Samsara Inc Class A (b)	3,888	112,362
Synopsys Inc (b)	692	286,488
Zoom Communications Inc Class A (b)	6,708	495,990
		3,068,534
Technology Hardware, Storage & Peripherals - 5.1%
Apple Inc	9,308	2,458,987
TOTAL INFORMATION TECHNOLOGY		14,894,777
Materials - 1.6%
Chemicals - 1.0%
Linde PLC	838	425,771
Perimeter Solutions Inc (b)	3,192	74,948
		500,719
Metals & Mining - 0.6%
MP Materials Corp (b)	4,639	273,098
TOTAL MATERIALS		773,817
TOTAL UNITED STATES		41,163,265
TOTAL COMMON STOCKS (Cost $31,545,746)		47,000,726

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Cellink Corp Series D (b)(e)(f) (Cost $8,329)	400	1,419

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings Inc 15% (e)(f)(g) (Cost $12,000)	12,000	13,541

Money Market Funds - 1.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h) (Cost $820,841)	3.70	820,676	820,841

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $32,386,916)	47,836,527
NET OTHER ASSETS (LIABILITIES) - 0.3%	148,009
NET ASSETS - 100.0%	47,984,536

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $245,914 or 0.5% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $245,914 or 0.5% of net assets.

(e)	Level 3 security.
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $14,960 or 0.0% of net assets.

(g)	Security is perpetual in nature with no stated maturity date.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Cellink Corp Series D	1/20/2022	8,329

Illuminated Holdings Inc 15%	9/27/2023	12,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	189,361	5,683,028	5,051,526	11,088	(22)	-	820,841	820,676	0.0%
Total	189,361	5,683,028	5,051,526	11,088	(22)	-	820,841

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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